UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Global Macro Fund

(formerly Deutsche Global Macro Fund)

		Shares	Value ($)
Common Stocks 41.3%
China 1.7%
Alibaba Group Holding Ltd. (ADR)*		919	172,064
Tencent Holdings Ltd.		3,500	160,040
(Cost $373,815)			332,104
France 4.6%
AXA SA		7,874	198,814
Compagnie de Saint-Gobain		539	24,007
Danone SA		1,430	112,362
Essilor International Cie Generale d'Optique SA		1,322	194,965
Ingenico Group SA		1,256	104,286
Sanofi		2,349	203,882
Vivendi SA		1,966	50,975
(Cost $888,628)			889,291
Germany 9.6%
Allianz SE (Registered)		381	84,122
BASF SE		2,260	216,481
CTS Eventim AG & Co. KGaA		1,247	58,817
Deutsche Post AG (Registered)		7,865	277,091
Deutsche Telekom AG (Registered)		43,260	716,232
Evonik Industries AG		7,341	271,023
OSRAM Licht AG		654	29,184
SAP SE		1,819	211,247
(Cost $1,789,454)			1,864,197
Italy 0.8%
Intesa Sanpaolo SpA (Cost $155,077)		52,532	161,673
Japan 1.0%
FANUC Corp.		500	98,412
Panasonic Corp.		7,200	92,891
(Cost $222,299)			191,303
Korea 0.3%
Samsung Electronics Co., Ltd. (Cost $54,131)		1,311	54,341
Netherlands 3.1%
ING Groep NV		18,615	285,207
Koninklijke Ahold Delhaize NV		3,266	82,979
Royal Dutch Shell PLC "A"		6,566	224,970
(Cost $552,981)			593,156
Russia 1.0%
Gazprom PJSC (ADR)		14,600	66,284
Sberbank of Russia PJSC (ADR)		9,273	130,100
(Cost $203,011)			196,384
Singapore 0.1%
Singapore Exchange Ltd. (Cost $21,494)		4,100	22,447
Spain 1.2%
Banco Santander SA (Cost $262,278)		40,869	229,265
Switzerland 3.4%
Nestle SA (Registered)		3,173	258,194
Novartis AG (Registered)		3,408	285,483
Roche Holding AG (Genusschein)		455	111,388
(Cost $506,262)			655,065
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $273,176)		39,000	314,510
United Kingdom 1.0%
AstraZeneca PLC		1,058	81,409
Reckitt Benckiser Group PLC		1,245	111,013
(Cost $180,377)			192,422
United States 11.9%
Advanced Micro Devices, Inc.*		1,970	36,110
Allergan PLC		925	170,283
Alphabet, Inc. "A"*		430	527,705
Amazon.com, Inc.*		26	46,213
American International Group, Inc.		655	36,163
Arconic, Inc.		3,933	85,307
AT&T, Inc.		8,551	273,375
AXA Equitable Holdings, Inc.*		2,580	56,734
Cisco Systems, Inc.		1,202	50,833
CVS Health Corp.		2,219	143,924
Mastercard, Inc. "A"		1,436	284,328
Merck & Co., Inc.		1,573	103,614
Microsoft Corp.		916	97,169
Pfizer, Inc.		2,875	114,799
Shire PLC (a)		1,281	72,929
Wells Fargo & Co.		3,845	220,280
(Cost $1,963,225)			2,319,766
Total Common Stocks (Cost $7,446,208)			8,015,924
		Principal Amount ($) (b)	Value ($)
Bonds 27.8%
France 4.6%
Altice France SA, REG S, 6.25%, 5/15/2024		200,000	198,750
BNP Paribas SA, REG S, 3-month EURIBOR + 0.850%, 0.527% **, 9/22/2022	EUR	357,000	421,912
CMA CGM SA:
REG S, 5.25%, 1/15/2025		145,000	144,217
REG S, 6.5%, 7/15/2022		124,000	139,562
(Cost $891,304)			904,441
Germany 0.6%
Hapag-Lloyd AG, REG S, 5.125%, 7/15/2024 (Cost $113,451)	EUR	100,000	116,391
Ireland 1.0%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020 (Cost $196,528)		200,000	195,847
Mexico 2.0%
America Movil SAB de CV, REG S, 0.00%, 5/28/2020 *	EUR	100,000	114,791
Petroleos Mexicanos, 6.5%, 3/13/2027		263,000	266,945
(Cost $393,467)			381,736
Netherlands 3.5%
Petrobras Global Finance BV:
5.375%, 1/27/2021		330,000	337,590
8.375%, 5/23/2021		308,000	338,646
(Cost $671,508)			676,236
Russia 2.0%
Russian Federal Bond - OFZ:
7.0%, 8/16/2023		12,000,000	189,565
7.6%, 4/14/2021		12,000,000	193,786
(Cost $392,682)			383,351
United Kingdom 2.2%
HSBC Holdings PLC, REG S, 3-month EURIBOR + 0.700%, 0.376% **, 9/27/2022 (Cost $398,572)	EUR	356,000	419,114
United States 11.9%
Arconic, Inc., 5.125%, 10/1/2024		277,000	276,307
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		321,000	330,630
6.375%, 3/1/2025		250,000	260,625
The Goldman Sachs Group, Inc., REG S, 3-month EURIBOR + 1.000%, 0.679% **, 7/27/2021	EUR	352,000	418,697
Transocean, Inc., 6.5%, 11/15/2020		79,000	80,777
Twitter, Inc., 1.0%, 9/15/2021		96,000	89,001
U.S. Treasury Note:
1.125%, 2/28/2019		166,400	165,308
2.75%, 4/30/2023		650,000	647,181
VeriSign, Inc., 5.25%, 4/1/2025		55,000	56,169
(Cost $2,320,445)			2,324,695
Total Bonds (Cost $5,377,957)			5,401,811
		Shares	Value ($)
Exchange-Traded Funds 5.1%
iShares Floating Rate Bond ETF		11,747	599,332
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		4,350	398,373
Total Exchange-Traded Funds (Cost $995,390)			997,705
Cash Equivalents 23.5%
DWS Central Cash Management Government Fund, 1.86% (c) (Cost $4,571,149)		4,571,149	4,571,149
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,390,704)		97.7	18,986,589
Other Assets and Liabilities, Net		2.3	437,541
Net Assets		100.0	19,424,130

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (c) (d)
70,850	—	70,850	—	—	2,185	—	—	—
Cash Equivalents 23.5%
DWS Central Cash Management Government Fund, 1.86% (c)
3,545,282	9,007,823	7,981,956	—	—	43,562	—	4,571,149	4,571,149
3,616,132	9,007,823	8,052,806	—	—	45,747	—	4,571,149	4,571,149

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Listed on the London Stock Exchange.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year Euro-BOBL Note	EUR	9/6/2018	5	768,664	769,491	(827)
Euro-Schatz	EUR	9/6/2018	7	916,595	915,993	602
Hang Seng China Enterprises Index	HKD	8/30/2018	4	279,884	280,416	(532)
Mini-DAX Index	EUR	9/21/2018	6	443,119	449,539	(6,420)
S&P 500 E-Mini Index	USD	9/21/2018	3	420,418	422,565	(2,147)
U.S. Treasury Long Bond	USD	9/19/2018	6	862,252	857,813	4,439
Total net unrealized depreciation						(4,885)

As of July 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	222,884	RUB	14,065,637	8/31/2018	1,418	Toronto-Dominion Bank
EUR	96,709	USD	113,504	8/31/2018	148	Toronto-Dominion Bank
Total unrealized appreciation					1,566
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	183,011	JPY	20,284,483	8/31/2018	(1,214)	Toronto-Dominion Bank
USD	109,917	GBP	83,587	8/31/2018	(58)	Toronto-Dominion Bank
CHF	622,997	USD	628,619	8/31/2018	(2,239)	Toronto-Dominion Bank
EUR	11,205,193	USD	13,093,324	8/31/2018	(40,618)	Toronto-Dominion Bank
Total unrealized depreciation					(44,129)

Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar

At July 31, 2018 the DWS Global Macro Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks and Bonds
Financials	3,045,681	24%
Telecommunication Services	2,039,573	16%
Information Technology	2,012,633	16%
Health Care	1,482,676	12%
Energy	1,315,213	11%
Industrials	1,190,479	10%
Consumer Staples	564,547	5%
Materials	487,504	4%
Consumer Discretionary	248,897	2%
Total	12,387,203	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
China	$172,064	$160,040	$—	$332,104
France	—	889,291	—	889,291
Germany	—	1,864,197	—	1,864,197
Italy	—	161,673	—	161,673
Japan	—	191,303	—	191,303
Korea	—	54,341	—	54,341
Netherlands	—	593,156	—	593,156
Russia	196,384	—	—	196,384
Singapore	—	22,447	—	22,447
Spain	—	229,265	—	229,265
Switzerland	—	655,065	—	655,065
Taiwan	—	314,510	—	314,510
United Kingdom	—	192,422	—	192,422
United States	2,246,837	72,929	—	2,319,766
Bonds(e)	—	5,401,811	—	5,401,811
Exchange-Traded Funds	997,705	—	—	997,705
Short-Term Investments	4,571,149	—	—	4,571,149
Derivatives (f)
Futures Contracts	5,041	—	—	5,041
Forward Foreign Currency Contracts	—	1,566	—	1,566
Total	$8,189,180	$10,804,016	$—	$18,993,196
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(9,926)	$—	$—	$(9,926)
Forward Foreign Currency Contracts	—	(44,129)	—	(44,129)
Total	$(9,926)	$(44,129)	$—	$(54,055)

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended July 31, 2018, the amount of transfers between Level 1 and Level 2 was $2,633,619.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Exposure	Futures	Forward Currency Contracts
Equity Contracts	$ (9,099)	$ —
Foreign Exchange Contracts	$ —	$ (42,563)
Interest Rate Contracts	$ 4,214	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Macro Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018